Basic Materials Fund Average Annual Total Returns - Investor Class and Class H [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500® Materials Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	(0.04%)	8.69%	7.87%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	(1.98%)	7.73%	6.83%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(4.29%)	6.55%	5.86%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.70%	5.82%	5.16%
Class H
Prospectus [Line Items]
Average Annual Return, Percent	(2.21%)	7.45%	6.54%